Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
August 31, 2024
SUS-NPRT1-1024
1.9901906.103
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Entertainment - 3.0%
Netflix, Inc. (a)	379	265,812
The Walt Disney Co.	6,376	576,263
		842,075
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A	5,696	930,612
Media - 1.6%
Comcast Corp. Class A	6,831	270,303
TEGNA, Inc.	14,077	195,389
		465,692
TOTAL COMMUNICATION SERVICES		2,238,379
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 1.0%
Tesla, Inc. (a)	1,281	274,275
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	6,101	1,089,029
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	1,475	323,969
Starbucks Corp.	2,017	190,748
		514,717
Household Durables - 1.4%
PulteGroup, Inc.	1,092	143,762
Taylor Morrison Home Corp. (a)	3,953	266,155
		409,917
Specialty Retail - 1.8%
Lowe's Companies, Inc.	2,022	502,467
TOTAL CONSUMER DISCRETIONARY		2,790,405
CONSUMER STAPLES - 4.7%
Food Products - 1.0%
Danone SA	4,111	285,661
Household Products - 2.8%
Procter & Gamble Co.	4,689	804,351
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	2,789	255,640
TOTAL CONSUMER STAPLES		1,345,652
ENERGY - 3.9%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	13,044	458,757
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	1,506	279,002
Equinor ASA	13,991	375,415
		654,417
TOTAL ENERGY		1,113,174
FINANCIALS - 11.9%
Banks - 1.4%
Bank of America Corp.	4,448	181,256
Citigroup, Inc.	3,419	214,166
		395,422
Capital Markets - 4.8%
BlackRock, Inc.	541	487,879
Moody's Corp.	1,504	733,561
Northern Trust Corp.	1,588	144,841
		1,366,281
Consumer Finance - 2.7%
American Express Co.	2,254	582,997
Discover Financial Services	1,223	169,642
		752,639
Financial Services - 2.5%
Essent Group Ltd.	2,245	144,331
MasterCard, Inc. Class A	1,179	569,858
		714,189
Insurance - 0.5%
Hartford Financial Services Group, Inc.	1,251	145,241
TOTAL FINANCIALS		3,373,772
HEALTH CARE - 12.1%
Biotechnology - 2.3%
Exact Sciences Corp. (a)	3,102	191,362
Gilead Sciences, Inc.	4,613	364,427
Moderna, Inc. (a)	1,183	91,564
		647,353
Health Care Providers & Services - 4.4%
BrightSpring Health Services, Inc.	23,181	290,922
Centene Corp. (a)	3,694	291,198
Cigna Group	1,866	675,137
		1,257,257
Life Sciences Tools & Services - 2.3%
Danaher Corp.	1,441	388,076
ICON PLC (a)	858	276,327
		664,403
Pharmaceuticals - 3.1%
Merck & Co., Inc.	5,845	692,340
Zoetis, Inc. Class A	1,071	196,518
		888,858
TOTAL HEALTH CARE		3,457,871
INDUSTRIALS - 11.0%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,707	219,435
Building Products - 1.1%
Johnson Controls International PLC	4,091	298,029
Commercial Services & Supplies - 1.3%
Veralto Corp.	3,241	364,386
Electrical Equipment - 3.5%
Acuity Brands, Inc.	1,458	371,353
Generac Holdings, Inc. (a)	981	153,556
Prysmian SpA	3,405	238,630
Regal Rexnord Corp.	1,405	235,773
		999,312
Machinery - 2.1%
Deere & Co.	703	271,175
Ingersoll Rand, Inc.	2,141	195,794
Timken Co.	1,642	138,798
		605,767
Professional Services - 2.2%
KBR, Inc.	6,761	468,943
ManpowerGroup, Inc.	2,212	163,511
		632,454
TOTAL INDUSTRIALS		3,119,383
INFORMATION TECHNOLOGY - 28.7%
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	908	204,881
IT Services - 1.9%
Accenture PLC Class A	1,538	525,919
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	912	135,487
First Solar, Inc. (a)	810	184,170
NVIDIA Corp.	13,953	1,665,570
NXP Semiconductors NV	551	141,254
ON Semiconductor Corp. (a)	6,450	502,262
		2,628,743
Software - 9.1%
Gen Digital, Inc.	6,439	170,376
Intuit, Inc.	337	212,398
Microsoft Corp.	3,952	1,648,537
Salesforce, Inc.	2,194	554,863
		2,586,174
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	8,896	2,037,184
Dell Technologies, Inc. Class C	1,682	194,338
		2,231,522
TOTAL INFORMATION TECHNOLOGY		8,177,239
MATERIALS - 4.2%
Chemicals - 2.0%
Linde PLC	1,191	569,596
Containers & Packaging - 2.2%
Avery Dennison Corp.	1,642	364,278
Crown Holdings, Inc.	3,031	274,033
		638,311
TOTAL MATERIALS		1,207,907
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Prologis, Inc.	3,105	396,881
Public Storage Operating Co.	639	219,637
		616,518
UTILITIES - 1.8%
Electric Utilities - 1.3%
NextEra Energy, Inc.	4,438	357,303
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	5,428	157,195
TOTAL UTILITIES		514,498
TOTAL COMMON STOCKS (Cost $22,440,437)		27,954,798

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Somatus, Inc. Series E (a)(b)(c) (Cost $32,287)	37	42,120

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $415,601)	415,518	415,601

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $22,888,325)	28,412,519
NET OTHER ASSETS (LIABILITIES) - 0.2%	46,987
NET ASSETS - 100.0%	28,459,506

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,120 or 0.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	271,902	2,038,655	1,894,959	5,609	3	-	415,601	0.0%
Total	271,902	2,038,655	1,894,959	5,609	3	-	415,601

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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